SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Three Months Ended March 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$27,320	$5,526	$—	$32,846
Depreciation and amortization expense	991	642	—	1,633
Income (loss) from operations	19,802	2,977	(3,062)	19,717
Interest expense, net and amortization of loan fees	10	—	(1,965)	(1,955)
Capital expenditures	76	—	—	76

	Three Months Ended March 31, 2014
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$2,182	$—	$—	$2,182
Depreciation and amortization expense	477	384	—	861
Income (loss) from operations	(1,062)	(2,465)	(797)	(4,324)
Interest expense, net and amortization of loan fees	2	—	—	2
Capital expenditures	8,011	1,435	—	9,446

	Balance at March 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,973	$55,059	$257,230	$418,262

	Balance at December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,631	$53,038	$251,472	$410,141